Going Concern (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Going Concern [Abstract]
Accumulated deficit	$ 124.0	$ 109.6
Net loss	15.6	37.3
Net cash used in operating activities	$ 10.6	$ 21.1